Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Income Loss Before Income Taxes and Equity in Earnings of Affiliates and Provision for Income Taxes

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Income (loss) before income taxes and equity in earnings of affiliates
Domestic	¥31,861	¥58,564	¥(11,860)	$(142,892)
Foreign	(922)	(1,040)	57,260	689,880

	¥30,939	¥57,524	¥45,400	$546,988

Provision for income taxes:
Current:
Domestic	¥20,077	¥26,897	¥(2,821)	$(33,988)
Foreign	7,244	598	24,486	295,012

	27,321	27,495	21,665	261,024

Deferred:
Domestic	(4,473)	(3,505)	639	7,699
Foreign	(690)	3,688	317	3,819

	(5,163)	183	956	11,518

Consolidated provision for income taxes	¥22,158	¥27,678	¥22,621	$272,542

Schedule of Total Income Taxes Allocation

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Provision for income taxes relating to continuing operations	¥22,158	¥27,678	¥22,621	$272,542
Equity:
Foreign currency translation adjustments	(19)	(2)	(20)	(241)
Net unrealized gains and losses on securities	366	361	65	783
Net unrealized gains and losses on derivatives	(4)	(547)	(8)	(96)
Pension liability adjustments	(22,879)	4,761	(107)	(1,289)

	¥(378)	¥32,251	¥22,551	$271,699

Schedule of Reconciliation to Effective Tax Rate

	2009	2010	2011
Normal statutory tax rate	41%	41%	41%
Nondeductible expenses and tax-exempt income	1	2	4
Recognition of valuation allowance	45	16	25
Reversal of valuation allowance	(8)	(5)	(3)
Tax credit for increased research and development expense	(3)	(8)	(2)
Unrecognized tax benefits	13	(1)	0
Taxes on undistributed earnings of overseas subsidiaries	(8)	3	0
Prior period tax accrual adjustment	(5)	(2)	0
Difference in statutory tax rates of foreign subsidiaries	(7)	(3)	(13)
Other, net	3	5	(2)

Effective tax rate	72%	48%	50%

Schedule of Tax Effects of Temporary Differences and Carryforwards

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Deferred tax assets:
Accrued expenses	¥24,380	¥22,176	$267,181
Property, plant and equipment	5,657	4,560	54,940
Accrued pension and severance costs	55,051	56,130	676,265
Net operating loss carryforwards	26,110	35,718	430,337
Other	23,456	21,856	263,325

Total gross deferred tax assets	134,654	140,440	1,692,048
Less - Valuation allowance	(28,982)	(36,249)	(436,735)

Total deferred tax assets	105,672	104,191	1,255,313

Deferred tax liabilities:
Sales-type leases	(3,758)	(2,482)	(29,904)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(12,086)	(12,011)	(144,711)
Net unrealized gains and losses on securities	(1,957)	(1,993)	(24,012)
Basis difference of acquired intangible assets	(23,470)	(19,889)	(239,626)
Other	(2,992)	(6,422)	(77,373)

Total deferred tax liabilities	(44,083)	(42,797)	(515,626)

Net deferred tax assets	¥61,589	¥61,394	$739,687

Schedule of Net Deferred Tax Assets

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Deferred income taxes and other (Current assets)	¥41,684	¥47,973	$577,988
Lease deposits and other (Investments and other assets)	40,233	35,653	429,554
Accrued expenses and other (Current liabilities)	(1,098)	(3,182)	(38,337)
Deferred income taxes and other (Long-term liabilities)	(19,230)	(19,050)	(229,518)

	¥61,589	¥61,394	$739,687

Reconciliation of Unrecognized Tax Benefits

	Millions of Yen			Thousands of U.S. dollars
	2009	2010	2011	2011
Beginning balance	¥5,623	¥11,816	¥12,050	$145,180
Additions due to acquisition	1,917	—	—	—
Additions for tax positions of current year	4,350	473	12	145
Additions for tax positions of prior years	1,538	1,573	148	1,783
Reductions for tax positions of prior years	(546)	(519)	(313)	(3,771)
Settlements	(721)	(628)	(243)	(2,928)
Effect of exchange rate changes	(345)	(665)	(1,201)	(14,469)

Ending balance	¥11,816	¥12,050	¥10,453	$125,940